Offerings	Mar. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 8,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,111.71
Offering Note	This registration statement also includes an indeterminate number of shares of common stock that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants to purchase shares of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of warrants
Maximum Aggregate Offering Price	$ 8,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,111.71
Offering Note	Includes the offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, of the Selling Shareholders
Amount Registered | shares	375,190
Proposed Maximum Offering Price per Unit	7.66
Maximum Aggregate Offering Price	$ 2,873,955.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 396.90
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.